Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.6%
Communication Services - 12.6%
124,500	Alphabet, Inc. - Class A*	11,908,425
226,960	Alphabet, Inc. - Class C*	21,822,204
69,881	Meta Platforms, Inc.*	9,481,454
31,082	Netflix, Inc.*	7,317,946
196,682	Pinterest, Inc.*	4,582,691
69,149	T-Mobile US, Inc.*	9,277,721
83,572	Walt Disney Co.*	7,883,347
		72,273,788
Consumer Discretionary - 10.7%
154,140	Amazon.com, Inc.*	17,417,820
8,051	Booking Holdings, Inc.*	13,229,484
77,710	Bright Horizons Family Solutions, Inc.*	4,479,981
152,241	CarMax, Inc.*	10,050,951
42,890	Lowe's Companies, Inc.	8,055,171
131,779	TJX Companies, Inc.	8,186,111
		61,419,518
Consumer Staples - 1.3%
538,309	Nomad Foods, Ltd.*	7,643,988
Energy - 3.4%
323,659	Baker Hughes Co.	6,783,892
451,832	Suncor Energy, Inc.	12,719,071
		19,502,963
Financials - 17.1%
52,040	Ameriprise Financial, Inc.	13,111,478
486,401	Bank of America Corp.	14,689,310
88,968	Berkshire Hathaway, Inc.*	23,756,236
117,203	Blackstone, Inc.	9,809,891
170,452	Charles Schwab Corp.	12,250,385
16,684	First Citizens BancShares, Inc.	13,304,322
271,421	KKR & Co., Inc.	11,671,103
		98,592,725
Health Care - 14.3%
50,381	Agilent Technologies, Inc.	6,123,811
366,162	Avantor, Inc.*	7,176,775
206,707	Edwards Lifesciences Corp.*	17,080,199
36,544	Elevance Health, Inc.	16,599,747
93,019	Merck & Co., Inc.	8,010,796
54,260	UnitedHealth Group, Inc.	27,403,470
		82,394,798
Industrials - 5.9%
61,795	Canadian National Railway Co.	6,673,242
264,657	Carrier Global Corp.	9,411,203
94,891	Otis Worldwide Corp.	6,054,046
43,902	Stericycle, Inc.*	1,848,713
35,755	United Rentals, Inc.*	9,658,141
		33,645,345
Information Technology - 27.3%
32,958	Accenture PLC	8,480,093
62,242	Analog Devices, Inc.	8,672,800
164,201	Apple, Inc.	22,692,578
25,933	Intuit, Inc.	10,044,370
90,016	MasterCard, Inc.	25,595,150
157,939	Microsoft Corp.	36,783,993
68,937	PayPal Holdings, Inc.*	5,933,408
176,696	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,114,278
151,982	Visa, Inc.	26,999,602
		157,316,272
Total Common Stocks (Cost $302,493,361)		532,789,397

Real Estate Investment Trusts - 1.5%
30,984	SBA Communications Corp.	8,819,596
Total Real Estate Investment Trusts (Cost $5,296,634)		8,819,596

Short-Term Investments - 5.6%
Money Market Funds - 5.6%
32,166,519	First American Government Obligations Fund - Class Z, 2.74%#	32,166,519
Total Short-Term Investments (Cost $32,166,519)		32,166,519
Total Investments - 99.7% (Cost $339,956,514)		573,775,512
Other Assets in Excess of Liabilities - 0.3%		1,593,105
NET ASSETS - 100.0%		$575,368,617

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.